Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating expenses:
Interest income	$ 25,155	$ 22,162	$ 11,250
Interest expense	8,769	4,372	3,727
Change in foreign currency translation adjustment, tax	0	0	0
Sales and marketing [Member]
Operating expenses:
Sales and marketing, transaction with related parties	$ 0	$ 802	$ 1,039